Equity - Summary of Cash Flows Statements (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of consolidated statement of cash flows [line items]
Net cash flows provided by (used in) operating activities	$ 695,755	$ (1,390,863)	$ (978,898)
Net cash flows provided by (used in) investing activities	(41,874)	(87,155)	1,589,074
Net cash flows provided by (used in) financing activities	(449,272)	349,602	874,784
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	287,963	(1,041,655)	1,491,136
Banco CorpBanca Colombia S.A [member] | Non controlling Interest [Member]
Disclosure of consolidated statement of cash flows [line items]
Net cash flows provided by (used in) operating activities	232,480	16,822	(35,057)
Net cash flows provided by (used in) investing activities	(145,665)	(158,402)	93,018
Net cash flows provided by (used in) financing activities	(24,122)	35,937	(4,400)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	$ 62,693	$ (105,643)	$ 53,561